Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
M3Sixty Small Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	M3Sixty Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MCSCX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information about the M3Sixty Small Cap Growth Fund (the “Fund”), for the year ended May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://m3sixtyfunds.com/small-cap-growth/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://m3sixtyfunds.com/small-cap-growth/
Expenses [Text Block]

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$116	0.99%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended May 31, 2026, the Fund returned 33.74%, trailing the Russell 2000 Growth Index which returned 41.87%. The Fund underperformed its benchmark during the period, primarily due to stock selection and to our quality growth style being out of favor, particularly early in the period.

What factors influenced performance during the past year?

The Fund saw strong absolute performance driven by renewed interest in domestic small cap equities. We are encouraged by the improved performance of our style and of higher-quality companies as the year progressed. Relative to the Fund’s benchmark, our top performing sectors were Information Technology, Industrials, and Health Care, but this outperformance was more than offset by weakness in Consumer Discretionary, Consumer Staples, and Communication Services during the period. While disappointed with the relative performance, we are pleased with the absolute return levels, and we are confident our investment process will keep the Fund invested in companies with proven track records, profitable operating models, and strong balance sheets. We believe companies with these characteristics will outperform over a complete investment cycle.

Our top contributors and detractors to performance were as follows:

Top Contributors	Top Detractors
Sterling Infrastructure, Inc.	Badger Meter, Inc.
Credo Technology Group Holding Ltd.	CBIZ, Inc.
Onto Innovation, Inc.	Corcept Therapeutics, Inc.
Diodes, Inc.	Amphastar Pharmaceuticals, Inc.
Fabrinet - Thailand	ExlService Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

How has the Fund performed?

	1 Year	Since Inception of June 28, 2023 through May 31, 2026
M3Sixty Small Cap Growth Fund – Institutional Class	33.74%	12.48%
Russell 2000® Growth Total Return Index	41.87%	18.33%

Performance Inception Date	Jun. 28, 2023
No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 11,006,181
Holdings Count | Holdings	96
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	32.18%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$11,006,181	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	96	Portfolio Turnover Rate	32.18%

Holdings [Text Block]
Sector Allocation (as a % of Portfolio)
Information Technology	28.61%	Energy	4.41%
Health Care	24.14%	Materials	1.61%
Industrials	22.10%	Consumer Staples	1.20%
Consumer Discretionary	8.87%	Real Estate	1.12%
Financials	7.40%	Utilities	0.54%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
Sterling Infrastructure, Inc.	2.85%	Ensign Group, Inc.	1.95%
Onto Innovation, Inc.	2.32%	Modine Manufacturing Co.	1.86%
RBC Bearings, Inc.	2.05%	Diodes, Inc.	1.82%
Credo Technology Group Holding Ltd.	2.02%	Vishay Precision Group, Inc.	1.69%
Kulicke & Soffa Industries, Inc.	1.96%	A10 Networks, Inc.	1.64%

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the Fund revised its principal investment strategy in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940 (the 'Names Rule'), which now requires funds with terms like 'growth' in their names to adopt a corresponding 80% investment policy. Effective September 26, 2025, the Fund revised its 80% policy to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization growth companies. This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's prospectus, dated September 26, 2025 at https://m3sixtyfunds.com/small-cap-growth/or upon request at (877) 244-6235.

Material Fund Change Strategies [Text Block]	During the reporting period, the Fund revised its principal investment strategy in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940 (the 'Names Rule'), which now requires funds with terms like 'growth' in their names to adopt a corresponding 80% investment policy. Effective September 26, 2025, the Fund revised its 80% policy to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization growth companies.
Updated Prospectus Phone Number	(877) 244-6235
Updated Prospectus Web Address	https://m3sixtyfunds.com/small-cap-growth/